N-2	Jun. 05, 2023
Cover [Abstract]
Entity Central Index Key	0001297996
Amendment Flag	false
Securities Act File Number	001-32336
Document Type	8-K
Entity Registrant Name	DIGITAL REALTY TRUST, INC.
Entity Address, Address Line One	5707 Southwest Parkway, Building 1, Suite 275
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78735
City Area Code	737
Local Phone Number	281-0101
Entity Emerging Growth Company	false